U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2549

                                 FORM 24F-2
                    Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2


1.  Name and address of issuer:  The Griffin Funds, Inc.
                                 5000 Rivergrade Road
                                 Irwindale, CA 91706

2.      Name of each series or class of funds for which this notice is
        filed:                                                     [ x ]

3.      Investment Company Act File Number: 811-7948

        Securities Act File Number: 33-67148

4(a).Last day of fiscal year for which this notice is filed:
     September 30, 1997

4(b).Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
     termination of the issuer's 24f-2 declaration:              [  ]

4(c).Check box if this is the last time the issuer will be filing this
     Form.                                                       [  ]


5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2:                                  $728,489,649

    (ii)   Aggregate price of shares redeemed
           or repurchased during the fiscal year:       $457,370,005

    (iii)  Aggregate price of shares redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:                                  $0

    (iv)   Total available redemption credits [add
           items 5(ii) and 5(iii):                      $457,370,005

    (v)    Net sales - if item 5(I) is greater than
           item 5(iv) [subtract item 5(iv) from item
           5(I)]:                                       $271,119,644

    (vi)   Redemption credits available for use in
           future years - if item 5(i) is less than
           item 5(v) [subtract item 5(iv) from item
           5(i)]:                                       $0

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9):                   x0.000295

    (viii) Registration fee due (multiply item 5(v) by item 5(vii)](enter "o" if no fee is due) =$79,981

6.  Prepaid Shares                                      $0

7.  Interest due - if this Form is being filed more
    than 90 days after the end of the issuer's fiscal
    year (see Instruction D):                          +$0

8.  Total amount of registration fee due plus any
    interest due [line 5(viii) plus line 7]:.          =$79,981

9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:    12/11/97

           Method of Delivery:

           [x]  Wire Transfer
           [ ]  Mail or other means



Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By              [s]  Steven P. Muson
                Steven P. Muson, Assistant Treasurer

Date            December 19, 1997